Income taxes - Disclosure of unrecognized deductible temporary differences (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 30,178,141	$ 18,589,894	$ 9,429,436
Unrecognized deductible temporary differences	39,860,711	22,126,741	13,915,334
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	5,275,081	1,298,783	1,810,927
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,356,922	608,705	780,607
Scientific research and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,583,058	1,583,058	1,789,571
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 1,467,509	$ 46,300	$ 104,793